PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment is comprised of the following at September 30, 2013 and December 31, 2012:

	Estimated Useful Life	2013	2012
Field operating equipment	3 – 10 years	$82,192	$82,798
Vehicles	3 – 5 years	3,599	2,408
Leasehold improvements	2 – 5 years	465	473
Software	3 – 5 years	1,141	1,063
Computer equipment	3 – 5 years	4,320	4,080
Office equipment	3 – 5 years	839	864
		92,556	91,686
Less: Accumulated depreciation and amortization		(30,919)	(21,230)
Total		$61,637	$70,456

The Corporation reviews the useful life and residual values of property and equipment on an ongoing basis considering the effect of events or changes in circumstances.

Total depreciation and amortization expense for the three months ended September 30, 2013 and 2012 was $3,701 and $3,432, respectively, of which $3,442 and $3,261, respectively, was recorded in direct operating expenses and $259 and $171, respectively, was recorded in depreciation and amortization. For the nine months ended September 30, 2013 and 2012, total depreciation and amortization expense was $11,159 and $9,188, respectively, of which $10,378 and $8,728, respectively, was recorded in direct operating expenses and $781 and $459, respectively, was recorded in depreciation and amortization.

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment is comprised of the following at December 31, 2012 and 2011:

	Estimated Useful Life	2012	2011
Field operating equipment	3 - 10 years	$82,798	$41,892
Vehicles	3 - 5 years	2,408	2,632
Leasehold improvements	2 - 5 years	473	182
Software	3 - 5 years	1,063	1,090
Computer equipment	3 - 5 years	4,080	4,280
Office equipment	3 - 5 years	864	903
		91,686	50,979
Less: Accumulated depreciation and amortization		(21,230)	(9,911)
Total		$70,456	$41,068

The Corporation reviews the useful life and residual values of property and equipment on an ongoing basis considering the effect of events or changes in circumstances.

Total depreciation for the years ended December 31, 2012, 2011 and 2010 was $12,131, $4,030 and $3,493 respectively, of which $11,411, $3,840 and $3,316 respectively, was recorded in direct operating expenses and $720, $190 and $177 respectively, was recorded in depreciation and amortization.